Acquisitions and Divestitures - Additional Information - 2013 Activity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Leasehold and property acquisition	$ 367	$ 1,475	$ 429
Transaction, reorganization, and separation expense	132	67	33
Proceeds form sale of operations	268	96	307
Gain (loss) on disposition of assets	$ 135	$ (216)	$ (3)